Cash generated from operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Cash generated from operations
Profit/(loss) before tax	$ 65,075	$ (271,729)	$ (1,137)
Adjustments for:
Depreciation	1,292	53	5
Change in trade and other receivables	(17,949)	(6,132)	(173)
Change in trade and other payables	5,586	(1,290)	(1,285)
Share option charge	22,915	166	122
Finance income			(65)
Interest payable	221	1,078	393
Change in fair value of warrants	(117,394)	98,090
Payment of interest portion of lease liabilities	(197)
IFRS 2 adjustment relating to reverse acquisition		155,460
Cash (used in)/generated from operations	(40,451)	(24,304)	(2,140)
Reconciliation of net cashflow to movements in net debt:
Opening net cash/(debt)	86,966	(5,265)	929
Convertible facilities received		(14,148)	(1,680)
Borrowings received		(5,042)
Net interest charge		(100)	(332)
Facilities converted		18,864
Repayment of borrowings		6,120
Movement in cash	(28,975)	86,765	(4,225)
Movement on foreign exchange	(9,025)	(228)	43
Movement in net cash/ (debt)	(38,000)	92,231	(6,194)
Closing net cash/(debt)	48,966	86,966	(5,265)
Composition of closing net cash/(debt)
Cash	48,966	86,966	195	$ 4,227
Bank loans			(1,034)
Convertible loans			(4,426)
Net cash/(debt)	$ 48,966	$ 86,966	$ (5,265)	$ 929